Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
INCOME TAX

NOTE 9 - INCOME TAX

The Company and its Israeli subsidiary are taxed under Israel tax laws:

A.	Tax rates

After the Company consummates its Net Operating Losses, the corporate tax rate applicable for the years 2022-2024, is 23%.

B.	Tax assessments

The Company and its subsidiary have tax assessments that are considered to be final through tax year 2019.

C.	Losses for tax purposes carried forward to future years

As of December 31, 2024, CollPlant Biotechnologies Ltd. and CollPlant Ltd had approximately $35,242, and $45,991, respectively, of net carried forward tax losses which are available to be offset against future taxable income in future with no limited period of use.

D.	Deferred income taxes

	2024	2023
Deferred tax assets
Net operating loss carry forward	$18,684	$15,492
Research and development expenses	2,034	1,993
Operating lease liabilities	709	726
Share-based compensation	2,028	1,762
Total gross deferred tax assets	23,455	19,973
Less – valuation allowance	(22,767)	(19,267)

Deferred tax liabilities:
Operating lease assets	688	706
Net deferred tax assets	$-	$-

Realization of deferred tax assets is contingent upon sufficient future taxable income during the period that deductible temporary differences and carried forward losses are expected to be available to be offset against taxable income. As the achievement of required future taxable income is not likely, the Company recorded a full valuation allowance.

E.	Reconciliation of theoretical tax expenses to actual expenses

The primary difference between the statutory tax rate of the Company and the effective rate results virtually from the changes in valuation allowance in respect of carried forward tax losses for tax purposes and research and development expenses due to the uncertainty of the realization of such tax benefits.

F.	Uncertain tax positions

As of December 31, 2024 and 2023, the Company does not have a provision for uncertain tax positions.

G.	Roll forward of valuation allowance:

Balance at December 31, 2023	$(19,267)
Change	(3,500)
Balance at December 31, 2024	$(22,767)